SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                   --------
                           Deutsche High Income Fund




Effective June 1, 2016, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.


AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2015 expressed as a %)


After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

                                 CLASS           1          5         10
                             INCEPTION        YEAR      YEARS      YEARS
                           -----------  ----------  ---------  ---------
CLASS A before tax         1/26/1978        -7.81       3.72       5.19
-------------------------- ---------       ------       ----       ----
  After tax on distribu-
  tions                                     -9.96       1.19       2.34
  After tax on distribu-
  tions and sale of fund
  shares                                    -4.36       1.89       2.86
-------------------------- ---------       ------       ----       ----
CLASS C before tax         5/31/1994        -4.41       3.87       4.87
-------------------------- ---------       ------       ----       ----
INST CLASS before tax      8/19/2002        -3.24       4.95       5.97
-------------------------- ---------       ------       ----       ----
CLASS R before tax          5/1/2012        -3.81       4.30       5.28
-------------------------- ---------       ------       ----       ----
BANK OF AMERICA MERRILL
LYNCH US HIGH YIELD
MASTER II CONSTRAINED
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   -4.61       4.84       6.82
-------------------------- ---------       ------       ----       ----
CREDIT SUISSE HIGH YIELD
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   -4.93       4.73       6.55
-------------------------- ---------       ------       ----       ----




                                  CLASS           1       SINCE
                              INCEPTION        YEAR   INCEPTION
                            -----------  ----------  ----------
CLASS R6 before tax         8/25/2014        -3.46       -4.89
--------------------------  ---------       ------      ------
BANK OF AMERICA MERRILL
LYNCH US HIGH YIELD
MASTER II CONSTRAINED
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    -4.61       -5.55
--------------------------  ---------       ------      ------
CREDIT SUISSE HIGH YIELD
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    -4.93       -5.29
--------------------------  ---------       ------      ------
CLASS S before tax           5/1/2012        -3.48       3.67
--------------------------  ---------       ------      ------
BANK OF AMERICA MERRILL
LYNCH US HIGH YIELD
MASTER II CONSTRAINED
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    -4.61       3.70
--------------------------  ---------       ------      ------
CREDIT SUISSE HIGH YIELD
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    -4.93       3.28
--------------------------  ---------       ------      ------

On June 1, 2016, the BofA Merrill Lynch US High Yield Master II Constrained Index replaced the Credit Suisse High Yield Index as the fund's comparative broad-based securities market index because the Advisor believes the BofA Merrill Lynch US High Yield Master II Constrained Index more closely reflects the fund's investment strategies.

The following disclosure is added under the "ADDITIONAL INDEX INFORMATION" heading of the "APPENDIX" section of the fund's prospectus.



BOFA MERRILL LYNCH US HIGH YIELD MASTER II CONSTRAINED INDEX tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

               Please Retain This Supplement for Future Reference


May 24, 2016
PROSTKR-640

                                                   Deutsche
                                                   Asset Management [DB Logo]